Summary of significant accounting policies - Pension Plan (Details)	12 Months Ended
Dec. 31, 2025 plan
Pension Plan
Number of defined benefit post-retirement plans	3
Change in discount rate that would materially affect the projected benefit obligation	1
SEALSQ Corp
Pension Plan
Number of defined benefit post-retirement plans	1
SEALSQ France SAS
Pension Plan
Number of defined benefit post-retirement plans	1
IC' ALPS SAS
Pension Plan
Number of defined benefit post-retirement plans	1